SCHEDULE OF MATURITIES OF CONTRACTUAL OBLIGATIONS (Details)	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Total	$ 2,124
2022	1,961
2023	163
2024
2025